ACCOUNT RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2020
ACCOUNT RECEIVABLES
Schedule of Account receivable
	December 31, 2020	December 31, 2019
Account Receivables	$2,609,520	-